Long Term Payable	6 Months Ended
Jun. 30, 2025
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 15 – LONG-TERM PAYABLE

Long-term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long-term payable consisted of the following:

	As of June 30, 2025	As of December 31, 2024

Long term payables:
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	$850,925	$1,658,984
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	-	363,525
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	366,128	879,062
Risheng International Finance Leasing Co., Ltd. (“Risheng”)	575,048	733,281
Total	$1,792,101	$3,634,852
Current portion	$1,534,909	$3,231,126
Non-current portion	$257,192	$403,726

On November 4, 2022, Sunrise Guizhou entered into a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,583,785, for a term from November 10, 2022 to November 9, 2025. The sales and leaseback contract was a debt financing arrangement in essence, similar as the contract with Far East, with a variable yearly interest rate of one-year loan prime rate plus 1.55%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. Sunrise Guizhou is required to make quarterly interest and principal payments. For the six months ended June 30, 2025 and 2024, Sunrise Guizhou repaid RMB6,441,949 and RMB6,800,211, approximately $888,226 and $942,510, respectively. As of June 30, 2025, Sunrise Guizhou had an outstanding balance of $850,925, of which $850,925 and nil were classified to a current portion and a non-current portion, respectively. As of December 31, 2024, Sunrise Guizhou had outstanding balance of $1,658,984, of which $1,658,984 and nil were classified to the current portion and the non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 47,917,699, approximately $6,689,053, as of June 30, 2025.

On February 7, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract into a two-year financing with Zhongguancun to obtain an amount of RMB20,000,000, approximately $2,791,892, for a term from February 7, 2023 to February 6, 2025. The sales and leaseback contract were a debt financing arrangement in essence, similar as the contract with Far East, with a yearly interest rate of 9.61%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payments. For the six months ended June 30, 2025 and 2024, Sunrise Guizhou repaid RMB2,694,379 and RMB5,395,866, approximately $371,505 and $747,868, respectively. As of December 31, 2024, Sunrise Guizhou had an outstanding balance of $363,525, of which $363,525 and nil were classified to the current portion and the non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB20,917,392, approximately $2,919,955. Other than the aforementioned plant and equipment as asset collateral, Sunrise Guizhou has pledged any existing and future account receivable from a sales contract with Liyang Zichen New Materials Technology Co., Ltd. (“Liyang Zichen”) for the amount up to RMB20,000,000.

On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB15,000,000, approximately $2,093,919, for a term from October 27, 2023 to October 26, 2025. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly implied interest rate of 9.13%. For the six months ended June 30, 2025 and 2024, Sunrise Guizhou repaid RMB4,006,314 and RMB4,006,314, approximately $552,397 and $555,276, respectively. As of June 30, 2025, Sunrise Guizhou had outstanding balance of $366,128, of which $366,128 and nil was classified to a current portion and a non-current portion, respectively. As of December 31, 2024, Sunrise Guizhou had outstanding balance of $879,062, of which $879,062 and nil were classified to the current portion and the non-current portion, respectively. This debt financing arrangement was guaranteed by Mr. Haiping Hu, Sunrise Tech and Zhuhai Zibo. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB15,000,000, approximately $2,093,919, as of June 30, 2025.

On October 14, 2024, Sunrise Guizhou entered into a sales and leaseback financing contract for a thirty two-month financing with Risheng for RMB6,000,000, approximately $837,568, for a term from October 14, 2024 to June 15, 2027. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly implied interest rate of 12.15%. For the six months ended June 30, 2025, Sunrise Guizhou repaid RMB 1,512,000, approximately $208,477. As of June 30, 2025, Sunrise Guizhou had outstanding balance of $575,048, of which $317,856 and $257,192 were classified to the current portion and the non-current portion, respectively. As of December 31, 2024, Sunrise Guizhou had outstanding balance of $733,281, of which $329,555 and $403,726 were classified to the current portion and the non-current portion, respectively. This debt financing arrangement was guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB7,600,000, approximately $1,060,919, as of June 30, 2025.